Share-Based Compensation - Schedule of Performance Shares Award Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Relative shareholder return [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	366,361
Granted	300,784	204,523	176,661
Vested	(152,835)
Forfeited	(178,508)
Outstanding, ending balance	335,802	366,361
Weighted average grant date fair value, outstanding beginning balance	$ 86.37
Weighted average grant date fair value, granted	62.43	$ 98.94	$ 70.68
Weighted average grant date fair value, vested	70.68
Weighted average grant date fair value, forfeited	77.58
Weighted average grant date fair value, outstanding ending balance	$ 76.74	$ 86.37
EBITDA CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	366,361
Granted	300,784	204,523	176,661
Vested	(152,835)
Forfeited	(178,508)
Outstanding, ending balance	335,802	366,361
Weighted average grant date fair value, outstanding beginning balance	$ 74.49
Weighted average grant date fair value, granted	58.83	$ 82.38	$ 64.59
Weighted average grant date fair value, vested	64.59
Weighted average grant date fair value, forfeited	68.61
Weighted average grant date fair value, outstanding ending balance	$ 68.09	$ 74.49